Basic and Diluted Weighted Average Share Amounts (Detail)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Weighted Average Number of Shares Outstanding [Line Items]
Weighted-average shares outstanding-basic	66,139,402	57,756,889
Potential dilutive effect of shares to be issued to settle the debentures	17,994,859	15,849,683
Weighted-average shares outstanding-diluted	84,134,261	73,606,572